Income Taxes - Tax Cuts and Jobs Act of 2017 (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2018	Dec. 31, 2017
Tax Cut and Jobs Acts of 2017
Effective tax rate (as a percent)			19.30%	10.70%
Statutory U.S. federal income tax rate (as a percent)	21.00%	35.00%
FDII tax benefit			$ 7.3